IMPORTANT INFORMATION REGARDING A CHANGE TO THE INVESTMENT OBJECTIVE AND INVESTMENT POLICY FOR VOYA MID CAP VALUE ADVANTAGE FUND

VOYA SERIES FUND, INC.

Voya Mid Cap Value Advantage Fund

(“Fund”)

Supplement dated March 24, 2016

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class R

and Class W Prospectus and Summary Prospectus,

each dated September 30, 2015

(each a “Prospectus” and collectively “Prospectuses”)

On March 18, 2016, the Fund’s Board of Directors approved a change, effective on or about May 31, 2016, with respect to the Fund’s name, investment objective, principal investment strategies, benchmark and portfolio managers.

Effective on or about May 31, 2016, the Fund’s Prospectuses are hereby revised as follows:

a.                                      All references to “Voya Mid Cap Value Advantage Fund” are deleted and replaced with “Voya Mid Cap Research Enhanced Index Fund.”

b.                                      The Fund’s investment objective is deleted and replaced with the following:

The Fund seeks long-term capital growth.

c.                                       The section entitled “Principal Investment Strategies” is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of mid-capitalization companies included in the index. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

The S&P MidCap 400 Index (the “Index”) is a stock market index comprised of common stocks of 400 mid-capitalization companies traded in the United States and selected by Standard & Poor’s Ratings Services. For this Fund, the sub-adviser (“Sub-Adviser”) defines mid-capitalization companies as companies that are included in the Index at the time of purchase. The market capitalization range is reset monthly and will change with market conditions as the range of the companies in the Index changes.  As of December 31, 2015, the smallest company in the Index had a market capitalization of $661.4 million and the largest company had a market capitalization of $12.5 billion.

The Fund may invest in derivative instruments including, but not limited to, index futures. The Fund typically uses derivatives as a substitute for taking a position in the Index for “equitization” purposes. The Fund may also invest in real estate-related securities including real estate investment trusts (“REITS”).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the Sub-Adviser attempts to achieve the Fund’s objective by overweighting those stocks that the Sub-Adviser believes will outperform the Index, and underweighting (or avoiding altogether) those stocks in the Index that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses both internally developed quantitative computer models and fundamental stock research to evaluate various criteria, such as the financial strength of each issuer and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets as the Fund is designed to have risk characteristics (e.g., beta, size, volatility) which approximate those of the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

d.                                      The section entitled “Principal Risks” is deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company:  The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Derivative Instruments:  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Investment Model:  A manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance. There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity:  If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Fund. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Mid-Capitalization Company: Investments in mid-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, smaller size, limited markets and financial resources, narrow product lines, less management depth, and more reliance on key personnel. Consequently, the securities of mid-capitalization companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

Real Estate Companies and Real Estate Investment Trusts (“REITs”):  Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.

Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

e.                                       The table in the subsection entitled “Performance Information — Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns % (1)

(for the periods ended December 31, 2014)

	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes(2)%	4.64	14.31	7.22	N/A	02/03/98
After tax on distributions %	-1.13	11.03	5.76	N/A
After tax on distributions with sale %	6.49	9.78	5.71	N/A
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index (3),(4)%	14.75	17.43	9.43	N/A

Class B before taxes %	5.85	13.87	6.72	N/A	03/01/99
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index(3),(4)%	14.75	17.43	9.43	N/A

Class C before taxes %	9.54	14.42	7.00	N/A	06/30/98
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index(3),(4)%	14.75	17.43	9.43	N/A

Class I before taxes %	11.30	15.32	7.84	N/A	02/03/98
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index(3),(4)%	14.75	17.43	9.43	N/A

Class O before taxes %	10.98	15.00	7.54	N/A	08/01/01
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index(3),(4)%	14.75	17.43	9.43	N/A

Class R before taxes %	10.74	14.71	7.27	N/A	10/24/03
S&P MidCap 400 Index(3),(4)%	9.77	16.54	9.71	N/A
Russell Mid Cap® Value Index(3),(4)%	14.75	17.43	9.43	N/A

Class W before taxes %	11.31	N/A	N/A	18.44	08/05/11
S&P MidCap 400 Index(3),(4)%	9.77	N/A	N/A	19.04

	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Russell Mid Cap® Value Index(3),(4)%	14.75	N/A	N/A	21.17

(1)         Prior to May 31, 2016 the Fund had different principal investment strategies and investment objective.

(2)         Return calculations with starting date prior to November 15, 2012 are based on a 3.00% sales charge, while returns with a starting date on or after November 15, 2012 are based on a 5.75% sales charge.

(3)         The index returns do not reflect deductions for fees, expenses or taxes.

(4)         Beginning on May 31, 2016 the Fund changed its benchmark from the Russell Mid Cap® Value Index to the S&P MidCap 400 Index because the S&P MidCap 400 Index is considered by the adviser to be a more appropriate benchmark, reflecting the type of securities in which the Fund invests.

f.                                        The section entitled “Portfolio Management” of the summary section is hereby deleted and replaced with the following:

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Voya Investments, LLC	Voya Investment Management Co. LLC

Portfolio Managers
Vincent Costa, CFA	Steve Wetter
Portfolio Manager (since 05/15)	Portfolio Manager (since 05/16)

Kai Yee Wong

Portfolio Manager (since 05/16)

g.                                       The subsection entitled “Management of the Funds — Voya Mid Cap Value Advantage Fund” is hereby deleted and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of Voya Mid Cap Research Enhanced Index Fund.

Vincent Costa, CFA, Portfolio Manager, also serves as Head of the global equities team and a portfolio manager for the large cap value, global value advantage, research enhanced index, and smart beta strategies. Mr. Costa joined Voya IM in April 2006 as head of portfolio management for quantitative equity. Prior to joining Voya IM, Mr. Costa managed quantitative equity investments at both Merrill Lynch Investment Management and Bankers Trust Company.

Steve Wetter, Portfolio Manager, is responsible for portfolio management of quantitative and index equity investments. Mr. Wetter joined Voya IM in April 2012 and prior to that he was a portfolio manager and trader at Mellon Asset Management (2007 – 2009), and Northern Trust (2003 – 2007).

Kai Yee Wong, Portfolio Manager, is responsible for the Voya quantitative and index equity investment strategies. Prior to joining Voya IM in 2012, Ms. Wong worked as a senior equity portfolio manager at Northern Trust, responsible for managing various global indices including developed, emerging, real estate, Topix, and socially responsible benchmarks (2003 – 2009).

Historical sub-adviser/name and strategies information:

Effective Date	Fund Name	Sub-Adviser
05/31/16	Voya Mid Cap Research Enhanced Index Fund***	No change
05/23/14	Voya Mid Cap Value Advantage Fund***	No change
05/01/14	Voya SMID Cap Equity Fund**	No change
07/21/12	ING SMID Cap Equity Fund*	No change

*                 The Fund’s name changed and its principle investment strategies changed.

**          The Fund’s name changed.

***   The Fund’s name, investment objective and principal investment strategies changed.

h.                                      The following is added to the subsection entitled “Index Descriptions:”

The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IMPORTANT INFORMATION REGARDING A CHANGE TO THE INVESTMENT OBJECTIVE AND INVESTMENT POLICY FOR

VOYA MID CAP VALUE ADVANTAGE FUND

VOYA SERIES FUND, INC.

Voya Mid Cap Value Advantage Fund

(“Fund”)

Supplement dated March 24, 2016

to the Fund’s Class A, Class B, Class C,

Class I, Class O, Class R and Class W

Statement of Additional Information (“SAI”)

dated September 30, 2015

On March 18, 2016, the Fund’s Board of Directors approved a change, effective on or about May 31, 2016, with respect to the Fund’s name, investment objective, principal investment strategies, benchmark and portfolio managers.

Effective on or about May 31, 2016, the Fund’s SAI is hereby revised as follows:

a.                                      All references to “Voya Mid Cap Value Advantage Fund” are hereby deleted and replaced with “Voya Mid Cap Research Enhanced Index Fund.”

b.                                      The following is added to the table in the subsection entitled “Fund Name Changes:”

Fund	Former Name	Date of Change
Voya Mid Cap Research Enhanced Index Fund	Voya Mid Cap Value Advantage Fund	May 31, 2016

c.                                       Footnote No. 7 to the table in the section entitled “Investments, Investment Strategies and Risks” is replaced with the following:

(7)                           Investments in emerging market equity securities will not exceed 5% of the Fund’s total assets.

d.                                      The second non-fundamental investment restriction in the section entitled “Non-Fundamental Investment Restrictions” is replaced with the following:

2.                                invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

e.                                       The following replaces information provided for Vincent Costa, Steve Wetter and Kai Yee Wong in the table in the subsection entitled “Portfolio Management — Other Accounts Managed”:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent Costa(2)	11	$9,500,514,646	2	$200,085,079	9	$978,342,889
Steve Wetter(2)	18	$13,933,906,395	2	$2,376,044	8	$1,161,967,849
Kai Yee Wong(2)	15	$12,477,249,930	2	$2,376,044	1	$276,578,328

(2)   As of February 28, 2016

f.                                        The following replaces the table in the subsection entitled “Portfolio Management — Ownership of Securities — Voya Mid Cap Value Advantage Fund”:

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Vincent Costa(1)	None
Steve Wetter(1)	None
Kai Yee Wong(1)	None

(1)   As of February 28, 2016

g.                                       The information in the table in the subsection entitled “Portfolio Management — Compensation” regarding Voya Mid Cap Value Advantage Fund is deleted and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Mid Cap Research Enhanced Index Fund	Vincent Costa, CFA, Steve Wetter and Kai Yee Wong	S&P MidCap 400 Index

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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